QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 30	Quarter Ended December 31

	(In thousands, except per share data)
Year Ended December 31, 2020
Revenue	$544,642	$555,450	$639,770	$651,407
Cost of revenue	143,894	148,853	169,823	173,263
Operating income	137,372	195,594	200,167	212,582
Earnings from continuing operations	157,534	141,397	140,113	148,635
(Loss) earnings from discontinued operations	(331,967)	(34,611)	508	—
Net (loss) earnings attributable to Match Group, Inc. shareholders	(202,830)	74,917	141,207	149,035
Per share information from continuing operations attributable to the Match Group, Inc. shareholders:
Basic (a)	$0.69	$0.61	$0.54	$0.56
Diluted (a)	$0.61	$0.54	$0.47	$0.50
Per share information attributable to the Match Group, Inc. shareholders:
Basic (a)	$(1.11)	$0.41	$0.54	$0.56
Diluted (a)	$(1.00)	$0.36	$0.47	$0.50

Year Ended December 31, 2019
Revenue	$464,625	$497,973	$541,493	$547,167
Cost of revenue	120,224	126,665	138,225	142,070
Operating income	117,560	171,309	175,236	181,349
Earnings from continuing operations	120,275	123,876	145,039	128,150
(Loss) earnings from discontinued operations	(4,697)	27,565	21,981	4,338
Net earnings attributable to Match Group, Inc. shareholders	91,288	118,117	135,792	108,641
Per share information from continuing operations attributable to the Match Group, Inc. shareholders:
Basic (a)	$0.53	$0.54	$0.64	$0.56
Diluted (a)	$0.45	$0.47	$0.55	$0.48
Per share information attributable to the Match Group, Inc. shareholders:
Basic (a)	$0.50	$0.65	$0.75	$0.59
Diluted (a)	$0.43	$0.56	$0.64	$0.51
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(a)Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.